CONDENSED STATEMENT OF CASH FLOWS - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 20, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026
Cash Flows from Operating Activities:
Net loss		$ (659)		$ (138,061,944)
General and administrative expenses paid by Parent		659	$ 82,675	119,944
PIPE subscription expense - initial recognition	$ 100,000,000		100,000,000	100,000,000
Change in fair value of PIPE subscription derivative liability			37,942,000	37,942,000
Net cash used in operating activities		0
Net Change in Cash		0		0
Cash - Beginning of period		0		0
Cash - End of period		$ 0	$ 0	$ 0